Lease Liabilities - Movement of Lease Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement of Lease Liabilities [Roll Forward]
Balance at beginning of period	€ 8,947	€ 8,677
Additions	2,082	2,382
Principal and interests payments	(2,647)	(2,559)
Principal payments (Note 28)	(2,143)	(2,114)
Interests payments	(504)	(445)
Disposals	(70)	(138)
Business combinations	2
Accrued interests	512	435
Translation differences and inflation adjustments	(531)	62
Transfers and others	4	88
Balance at end of period	8,303	8,947
Disclosure of finance lease and operating lease by lessee [Line Items]
Lease liabilities	8,303	8,947
Cumulative Effect, Period of Adoption, Adjustment
Movement of Lease Liabilities [Roll Forward]
Balance at beginning of period	€ 4
Balance at end of period		4
Disclosure of finance lease and operating lease by lessee [Line Items]
Lease liabilities		€ 4